Warrants and Share-based Payment (Tables)	9 Months Ended
Sep. 30, 2021
Warrants [member]
Statement [LineItems]
Summary of Warrant Activity
The following table specifies the warrant activity during the nine months ended September 30, 2021:

	Total Warrants	Weighted Average Exercise Price EUR

Outstanding at January 1, 2021	6,148,004	69.97

Granted during the period	309,425	115.21
Exercised during the period	(252,337)	38.22
Forfeited during the period	(158,736)	120.76

Outstanding at September 30, 2021	6,046,356	71.91

Vested at September 30, 2021	3,777,047	49.61